Trade receivables and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade Receivables
The following table details the aging analysis of the trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	More than 90 days overdue	Total
As of December 31, 2025
Trade receivables - external	63,337	65,362	13,530	1,855	144,084
Trade receivables - related parties	116,258	20,358	19,164	42,017	197,797
Net trade receivables	179,595	85,720	32,694	43,872	341,881
As of December 31, 2024[1]
Trade receivables - external	94,490	47,393	7,482	3,040	152,405
Trade receivables - related parties	56,740	1,051	99	22,793	80,683
Net trade receivables	151,230	48,444	7,581	25,833	233,088
1 - The amount for December 31, 2024 was re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).